Xtrackers Artificial Intelligence and Big Data ETF Expense Example - Xtrackers Artificial Intelligence and Big Data ETF - Xtrackers Artificial Intelligence and Big Data ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443